Land Use Rights (Future Ammortization of Land Use Rights) (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, net	$ 709,106	$ 724,760	$ 748,410
Collateral For Short Term Loans [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, net		724,760
Use Rights [Member]
Finite-Lived Intangible Assets [Line Items]
2013		29,391
2014		29,391
2015		29,391
2016		29,391
2017		29,391
Thereafter		577,805
Total intangible assets, net		$ 724,760